Fair Value of Financial Instruments - Fair Value of Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	$ 44,426	$ 162,260
Marketable securities	232,413	146,902
Total financial assets	276,839	309,162
Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	44,426	155,367
Marketable securities		146,902
Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents		1,996
Marketable securities	1,494	51,498
U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents		4,897
Marketable securities	61,857
U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	93,978	28,398
Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	75,084	67,006
Quoted prices in active markets (Level 1)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	44,426	155,367
Total financial assets	44,426	155,367
Quoted prices in active markets (Level 1) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents	44,426	155,367
Significant other observable inputs (Level 2)
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents		6,893
Marketable securities	232,413
Total financial assets	232,413	153,795
Significant other observable inputs (Level 2) | Money market funds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities		146,902
Significant other observable inputs (Level 2) | Commercial paper
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents		1,996
Marketable securities	1,494	51,498
Significant other observable inputs (Level 2) | U.S. Treasuries
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Total cash equivalents		4,897
Marketable securities	61,857
Significant other observable inputs (Level 2) | U.S. Government agency bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	93,978	28,398
Significant other observable inputs (Level 2) | Corporate bonds
Financial Instruments, Financial Assets, Balance Sheet Groupings [Abstract]
Marketable securities	$ 75,084	$ 67,006